FAIR VALUE MEASUREMENTS (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 0.0165	$ 0.0249
Risk free interest rate		4.73%	0.08%
Volatility		173.74%
Dividend rate	0.00%	0.00%	173.74%
Term		1 year	3 months 21 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate	5.06%
Volatility	182.65%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk free interest rate	5.40%
Volatility	184.56%